Accounts receivable, net	12 Months Ended
Dec. 31, 2025
Credit Loss [Abstract]
Accounts receivable, net

Note 5 — Accounts receivable, net

Accounts receivable, net consisted of the following:

	December 31, 2024	December 31, 2025	December 31, 2025
	RMB	RMB	USD
Accounts receivable	23,714,517	43,587,890	6,201,327
Less: allowance of credit losses	-	-	-
Accounts receivable, net	23,714,517	43,587,890	6,201,327

The following table summarizes the changes in credit losses:

	December 31, 2024	December 31, 2025	December 31, 2025
	RMB	RMB	USD
Beginning balance	3,951,391	-	-
Addition	-	-	-
Recovery	(3,951,391)	-	-
Ending balance	-	-	-

Credit losses for the years ended December 31, 2024 and 2025 amounted to nil and nil, respectively.